Document and Entity Information	Mar. 31, 2023
Prospectus [Line Items]
Registrant Name	MACQUARIE ETF TRUST
Registrant CIK	0001969995
SEC Form	N-1A/A
Period end date	Mar. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false